Investment Strategy - Acquirers Small And Micro Deep Value ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Acquirers Deep Value Index
The Index was established in 2020 by Acquirers Funds, LLC (the “Index Provider”). The Index tracks the performance of a portfolio of 100 of the most undervalued, fundamentally strong stocks of small- and micro-cap companies meeting certain liquidity thresholds. The Index defines small- and micro-cap companies to be those companies comprising the smallest 75% of stocks listed in the United States as ranked based on market capitalization, excluding foreign stocks listed in the United States and American Depositary Receipts. Business development companies are excluded from the Index. The Index identifies potentially undervalued stocks by using The Acquirer’s Multiple®, which is a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Index Provider. The initial universe of stocks is then valued holistically—assets, earnings, and cash flows are examined—in accordance with the Index methodology to understand the economic reality of each stock. Each stock is then ranked on the basis of such valuation. Potential components are further evaluated using statistical measures of fraud, earnings manipulation, and financial distress. Each potential component is then examined for a margin of safety in three ways: (a) a wide discount to a conservative valuation, (b) a strong, liquid balance sheet, and (c) a robust business capable of generating free cash flows. Finally, a forensic-accounting due diligence review is performed, in accordance with the Index methodology, with respect to each remaining potential component’s financial statements, particularly with respect to the notes and management’s discussion and analysis. The Index is formed from the 100 highest ranked components that pass each stage. Each stock will be weighted to approximately 1% of the Index value at the time of each quarterly reconstitution of the Index.
The Index is reconstituted and rebalanced quarterly after the close of business on the third Friday of March, June, September, and December each year based on data as of the fourth business day prior to such reconstitution. With each reconstitution of the Index, stocks that no longer meet the Index’s fundamental criteria are removed from the Index and replaced with stocks that meet the criteria. The Index methodology utilizes a buffer for certain criteria to minimize the turnover of Index components that might otherwise be frequently added to or removed from the Index.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in small- and micro-cap equity securities that comprise the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of December 23, 2025, the Fund had significant exposure to companies in the consumer discretionary, energy, financials, and industrial sectors.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of December 23, 2025, the Fund had significant exposure to companies in the consumer discretionary, energy, financials, and industrial sectors.